Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Energy Contract

The Company has an energy services contract with a third party, which expires in October 2026. Under the terms of the agreement, the Company is committed to pay a minimum of $256,000 monthly for energy used in the previous month. Usage in excess of $256,000 is invoiced to the Company in arrears on a monthly basis. The Company may terminate this agreement prior to its expiration date for an early termination fee of $400,000. The energy services contract does not qualify as a lease under ASC 842 and therefore follows ASC 340-40 “take or pay” type contract.

Letter of Credit

During 2022, a related party of the Company entered into a stand-by letter of credit (“LOC”) arrangement with its financial institution on behalf of the Company to provide $3,000,000 in funding for the benefit of the third party that the Company has its energy services contract with. In 2025, the LOC was reduced to $2,060,000. The LOC is automatically renewed annually and is secured by a certificate of deposit (“CD”), which also supports the Company’s surety bond obligations. As of the issuance date of these condensed consolidated financial statements, the LOC remains in effect.

Other litigations

The Company is involved, from time to time, in litigation, other legal claims, and proceedings involving matters associated with or incidental to its business, including, among other things, matters involving credit card fraud, trademarks and other intellectual property, licensing, taxation, and employee relations. The Company believes at present that the resolution of currently pending matters will not, individually or in aggregate, have a material adverse effect on its condensed consolidated financial statements. However, the Company’s assessment of any current litigation or other legal claims could potentially change in light of the discovery of facts not presently known or determinations by judges, juries, or other finders of fact that are not in accord with management’s evaluation of the possible liability or outcome of such litigation or claims.

In the normal course of business, the Company may enter into certain guarantees or other agreements that provide general indemnifications. The Company has not made any significant indemnification payments under such agreements in the past and does not currently anticipate incurring any material indemnification payments.

11.	COMMITMENTS AND CONTINGENCIES

Business Combination with Signing Day Sports, Inc.

On May 27, 2025, the Company entered into a Business Combination Agreement (“BCA”) with Signing Day Sports, Inc. (“SGN”), as amended on November 10, 2025, and as further amended on December 22, 2025. Effective March 16, 2026, the Company and SGN announced the successful completion of the business combination under the previously announced BCA. Under the BCA the Company is now the parent entity of both SGN and One Blockchain. The Company commenced trading on NYSE American on March 17, 2026, under the ticker symbol “AIB”.

Management has evaluated the BCA and amendments and determined that no adjustments to the financial statements are required as of the reporting date. The financial impact of the transaction will be reflected in future periods.

Energy Contract

The Company has an energy services contract with a third party, which expires in October 2026. Under the terms of the agreement, the Company is committed to pay a minimum of $256,000 monthly for energy used in the previous month. Usage in excess of $256,000 is invoiced to the Company in arrears on a monthly basis. The Company may terminate this agreement prior to its expiration date for an early termination fee of $400,000. The energy services contract does not qualify as a lease under ASC 842 and therefore follows ASC 340-40 “take or pay” type contract.

Letter of Credit

During 2022, a related party of the Company entered into a stand-by letter of credit (“LOC”) arrangement with its financial institution on behalf of the Company to provide $3,000,000 in funding for the benefit of the third party that the Company has its energy services contract with. In 2025, the LOC was reduced to $2,060,000.  The financial effects of the completed transaction will be reflected in the period in which the closing occurred. The LOC is automatically renewed annually and is secured by a certificate of deposit (“CD”), which also supports the Company’s surety bond obligations. As of the issuance date of these financial statements, the LOC remains in effect. Subsequent to December 31, 2025, but prior to the issuance of these financial statements, the transaction was completed. As a recognized subsequent event under ASC 855, management has evaluated the closing and determined that no adjustment to the consolidated financial statements as of December 31, 2025 is required.

Other litigations

The Company is involved, from time to time, in litigation, other legal claims, and proceedings involving matters associated with or incidental to its business, including, among other things, matters involving credit card fraud, trademarks and other intellectual property, licensing, taxation, and employee relations. The Company believes at present that the resolution of currently pending matters will not, individually or in aggregate, have a material adverse effect on its consolidated financial statements. However, the Company’s assessment of any current litigation or other legal claims could potentially change in light of the discovery of facts not presently known or determinations by judges, juries, or other finders of fact that are not in accord with management’s evaluation of the possible liability or outcome of such litigation or claims.

In the normal course of business, the Company may enter into certain guarantees or other agreements that provide general indemnifications. The Company has not made any significant indemnification payments under such agreements in the past and does not currently anticipate incurring any material indemnification payments.

Consultant Agreement

The Company had a 5% profit share agreement with an unrelated third-party consultant. As part of this agreement, upon sale of the Company the consultant is also entitled to a payout based on the Company’s cash flows and a reasonable market multiple, as defined by the agreement. During the period from February 8, 2024 to December 31, 2024 (Successor), the Company fully settled its claims with the consultant for $300,000, resolving all outstanding obligations under the agreement and terminating the agreement. There are no liabilities or commitments related to this consultant agreement as of December 31, 2025 (Successor) and December 31, 2024 (Successor).